INVENTORIES (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 1,750	$ 1,525
Work-in-process	991	622
Finished goods	4,139	3,875
Total inventories	$ 6,880	$ 6,022